SEVERANCE COSTS	12 Months Ended
Dec. 31, 2015
SEVERANCE COSTS
SEVERANCE COSTS

28.SEVERANCE COSTS

Included in Operating and administrative and Other expense is $42 million and $4 million, respectively, in severance costs related to one-time termination benefits to employees, of which $20 million and $26 million are within the Sponsored Investments and Corporate segments, respectively. This resulted from an enterprise-wide reduction of workforce that occurred in November 2015 and affected approximately 5% of the Company’s workforce.

In 2015, $22 million was paid with the remaining $24 million to be paid in 2016 and is included in Accounts payable and other as at December 31, 2015.